Note 13 - Leasing Arrangements - Lessee (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	Carrying amount of ROU assets
	As of December 31,
	2025	2024
Office facilities	$1,091,526	$505,345
	Depreciation expenses
	Year ended December 31,
	2025	2024	2023
Office facilities	$232,073	$161,794	$9,314
Transportation equipment (Business vehicles)	-	4,712	6,623
	$232,073	$166,506	$15,937

Disclosure of information on profit and loss accounts related to lease contracts [text block]
	Year ended December 31,
	2025	2024	2023
Items affecting profit or loss
Interest expense on lease liabilities	$30,760	$19,501	$346
Expense on short-term lease contracts	$227,695	$270,579	$171,999
Expense on leases of low-value assets	$4,955	$5,324	$6,661